FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Unwinding of discounts on provisions	$ 16.7	$ 20.4
Interest expense on long-term debt	75.6	72.7
Financing costs paid on early note redemption	14.7	0.0
Amortization of deferred financing, bank, financing fees and other (i)	30.4	17.7
Finance costs	137.4	$ 110.8	[1]
Effect of change
Disclosure of changes in accounting estimates [line items]
Finance costs	$ 16.0

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.